Intangible Assets - Schedule of Goodwill for Cash Generating Units (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information for cash-generating units [abstract]
Terminal growth rate	1.60%	1.60%